Segment Information (Details) $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 23, 2020 segment	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information, Profit (Loss) [Abstract]
Total revenue		$ 70,931		$ 57,390		$ 159,473	$ 125,482	$ 323,410	$ 226,277	$ 191,844
Total adjusted EBITDA		(57,495)		(21,101)		(106,956)	(41,516)
Depreciation and amortization		18,668		3,274		23,372	6,199
Interest (income) expense, net		588		(426)		2,939	(1,087)	(1,348)	(666)	1,541
Income tax provision		323		7		332	16	58	105	210
Stock-based compensation		54,486		1,844		59,328	6,675	17,613	7,210	4,500
Transaction-related costs		25,255		1,276		30,907	1,276
Litigation, settlement and related costs		2,022		814		3,352	1,701
Other non-recurring costs and special project costs		2,517		223		2,646	1,371
Non-operating costs		(83)				(285)				(607)
Net income (loss)		(161,437)	$ (68,680)	(28,113)	$ (29,554)	(230,117)	(57,667)	$ (142,734)	$ (76,220)	$ (75,556)
B2c Segments Member
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Segment Reporting Information, Profit (Loss) [Abstract]
Total revenue		55,977		57,390		144,519	125,482
Total adjusted EBITDA		(53,973)		$ (21,101)		(103,434)	$ (41,516)
B2b Segments Member
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2
Segment Reporting Information, Profit (Loss) [Abstract]
Total revenue		14,954				14,954
Total adjusted EBITDA		$ (3,522)				$ (3,522)